Steben & Company, Inc. 9711 Washingtonian Blvd., Suite 400 Gaithersburg, MD 20878	240 631 7600 T 240 631 9595 F www.steben.com

September 26, 2014

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Select Multi-Strategy Fund File Nos. 811-22824 and 333-187847

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, on behalf of Steben Select Multi-Strategy Fund (the “Fund”), we hereby certify: (a) that the form of the prospectus and statement of additional information used with respect to Class A and Class I of the Fund do not differ from those contained in Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2 (“PEA 2”), and (b) that PEA 2 was filed electronically.

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Please feel free to contact me at 240.631.7602 with any questions or comments you may have.

Sincerely,

/s/Francine J. Rosenberger

Francine J. Rosenberger

cc:	Kenneth E. Steben Steben Select Multi-Strategy Fund George J. Zornada K&L Gates LLP